BUSINESS COMBINATIONS (Details 2)	Sep. 30, 2022 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Total identifiable intangible assets	$ 468,426
Licensing Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total identifiable intangible assets	341,728
Books And Stories Content [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total identifiable intangible assets	$ 126,698